Average Annual Total Returns{- Fidelity SAI Low Duration Income Fund} - 08.31 Fidelity SAI Bond Funds Combo PRO-04 - Fidelity SAI Low Duration Income Fund	Fidelity SAI Low Duration Income Fund Return Before Taxes Past 1 year	Fidelity SAI Low Duration Income Fund Return Before Taxes Since Inception		Fidelity SAI Low Duration Income Fund After Taxes on Distributions Past 1 year	Fidelity SAI Low Duration Income Fund After Taxes on Distributions Since Inception		Fidelity SAI Low Duration Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Low Duration Income Fund After Taxes on Distributions and Sales Since Inception		IXXXY Past 1 year	IXXXY Since Inception
Total	(0.01%)	0.09%	[1]	(0.09%)	0.02%	[1]	(0.01%)	0.04%	[1]	0.05%	0.07%	[1]

[1]	(a)From September 15, 2020